Quarterly Financial Information	12 Months Ended
Dec. 31, 2010
Quarterly Financial Information [Abstract]
Quarterly Financial Information

Note 18 – QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

Summarized quarterly financial information for 2010 (Restated) and 2009 are as follows (in thousands except share data):

	Quarters Ended
	March 31, 2010 (Restated)	June 30, 2010 (Restated)	September 30, 2010 (Restated)	December 31, 2010 (Restated)
Revenues	$5,927	$8,312	$8,256	$7,963
Gross margin	$3,318	$4,739	$5,468	$4,915
Net (loss) income before provision for income tax	$(8,616)	$84	$3,607	$(5,146)
Net (loss) income	$(8,617)	$66	$3,551	$3,860 (1)
Net (loss) income per share – basic	$(0.50)	$0.00	$0.13	$0.14
Net ( loss) income per share – diluted	$(0.50)	$0.00	$0.08	$0.13
Weighted average number of shares outstanding – basic	17,109,706	19,338,241	19,883,029	20,583,516
Weighted average number of shares outstanding –diluted	17,109,706	22,258,364	24,244,477	22,594,197

	Quarters Ended
	March 31, 2009	June 30, 2009	September 30, 2009	December 31, 2009
Revenues	$5,144	$5,852	$6,107	$6,719
Gross margin	$2,459	$3,799	$3,500	$3,889
Net (loss) income before provision for income tax	$(419)	$(912)	$(2,125)	$1,275
Net (loss) income	$(419)	$(912)	$(2,125)	$1,185
Net (loss) income per share – basic	$(0.03)	$(0.06)	$(0.13)	$0.05
Net (loss) income per share – diluted	$(0.03)	$(0.06)	$(0.13)	$0.04
Weighted average number of shares outstanding – basic	15,860,517	16,186,482	16,513,101	16,964,544
Weighted average number of shares outstanding –diluted	15,860,517	16,186,482	16,513,101	19,956,571
(1)	Included in net income for the three months ended December 31, 2010 is the tax benefit of $9.1 million related to the reversal of the deferred tax valuation allowance. See Note 9 – Income Taxes.